Reduction in Workforce - Schedule of Amount Expected to be Incurred and Liability Related to Restructuring (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Restructuring charges incurred during the year	$ 100,000	$ 600,000
Amounts paid during the year		(66,000)
One-time Termination Benefits [Member]
Accrued restructuring costs beginning balance	516,000
Restructuring charges incurred during the year	(112,000)		$ 582,000
Amounts paid during the year	(532,000)		(66,000)
Accrued restructuring costs ending balance	$ 96,000	$ 516,000	$ 516,000